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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21823

                      Pioneer Series Trust V
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer High Income Municipal Fund

 Schedule of Investments  11/30/11 (unaudited)

 Principal

 Amount

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 Value

 MUNICIPAL BONDS - 97.0%

 Municipal General - 0.1%

 1,175,000

 6.75

 NR / NR

 Non-Profit Preferred Funding, Floating Rate Note, 9/15/37

 $

 558,795

 $

 558,795

 Alabama - 0.6%

 2,580,000

 NR / NR

 Huntsville-Redstone, 7.5%, 1/1/47

 $

 2,567,074

 2,000,000

 NR / NR

 Huntsville-Redstone, 6.875%, 1/1/43

 1,839,320

 $

 4,406,394

 Arizona - 0.3%

 750,000

 NR / NR

 Pima County Arizona, 8.5%, 7/1/2039

 $

 780,420

 2,000,000

 NR / NR

 Pima County Arizona Development Authority, 7.0%, 1/1/38

 1,847,520

 4,000,000

 NR / NR

 San Luis Facility Development Corp., 8.375%, 5/1/27

 3,886,320

 $

 6,514,260

 California - 2.4%

 315,559

 NR / NR

 California Statewide, 9.0%, 12/1/38

 $

 3,121

 2,000,000

 NR / NR

 California Statewide Community, 7.5%, 6/1/42

 2,095,540

 4,810,000

 A- / NR

 Compton Community Redevelopment Agency, 6.0%, 8/1/42

 4,796,147

 7,100,000

 BBB+ / NR

 County of Riverside Economic Development Agency, 0.0%, 12/1/41

 653,697

 5,600,000

 BBB+ / NR

 County of Riverside Economic Development Agency, 0.0%, 12/1/44

 406,224

 7,075,000

 BBB+ / NR

 County of Riverside Economic Development Agency, 0.0%, 12/1/42

 601,658

 7,050,000

 BBB+ / NR

 County of Riverside Economic Development Agency, 0.0%, 12/1/43

 553,707

 15,000,000

 BBB- / Baa3

 Foothill-Eastern Transportation, 0.0%, 1/15/33

 3,686,250

 10,000,000

 BBB- / Baa3

 Foothill-Eastern Transportation, 0.0%, 1/15/36

 1,926,200

 33,415,000

 B / NR

 Golden State Tobacco Securitization Co., 0.0%, 6/1/47

 1,092,336

 28,055,000

 AA+ / Aa3

 Oceanside Unified SC, 0.0%,  8/1/49

 2,196,426

 8,090,000

 A+ / Aa2

 Yuba Community College District, 0.0%, 8/1/42

 992,967

 $

 19,004,273

 Colorado - 0.6%

 1,055,000

 NR / NR

 Colorado Educational, 5.625%, 12/1/36

 $

 756,931

 3,860,000

 1.27

 BBB / NR

 Denver Health, 1.333%, 12/1/33

 2,585,544

 6,000,000

 BBB- / Baa2

 E-470 Public Highway Authority, 0.0%, 9/1/37

 946,800

 48,000,000

 BBB- / Baa2

 E-470 Public Highway Authority, 0.0%, 9/1/40

 6,024,000

 3,900,000

 BBB- / Baa2

 E-470 Public Highway Authority, 0.0%, 9/1/38

 572,832

 4,635,000

 BBB- / Baa2

 E-470 Public Highway Authority, 0.0%, 9/1/41

 535,018

 10,000,000

 NR / NR

 Kremmling Memorial Hospital District, 7.125%, 12/1/45

 10,121,500

 17,145,000

 AA+ / Aa3

 Stockton Unified School District, 0.0%, 8/1/43

 2,153,069

 10,420,000

 AA+ / Aa3

 Stockton Unified School District, 0.0%, 8/1/36

 2,145,374

 11,245,000

 AA+ / Aa3

 Stockton Unified School District, 0.0%, 8/1/37

 2,171,634

 12,115,000

 AA+ / Aa3

 Stockton Unified School District, 0.0%, 8/1/38

 2,194,390

 13,930,000

 AA+ / Aa3

 Stockton Unified School District, 0.0%, 8/1/40

 2,213,616

 14,735,000

 AA+ / Aa3

 Stockton Unified School District, 0.0%, 8/1/41

 2,109,463

 11,035,000

 AA+ / Aa3

 Stockton Unified School District, 0.0%, 8/1/42

 1,479,573

 17,470,000

 AA+ / Aa3

 Stockton Unified School District, 0.0%, 8/1/44

 2,048,183

 14,850,000

 AA+ / Aa3

 Stockton Unified School District, 0.0%, 8/1/45

 1,625,184

 17,405,000

 AA+ / Aa3

 Stockton Unified School District, 0.0%, 8/1/46

 1,783,664

 14,015,000

 AA+ / Aa3

 Stockton Unified School District, 0.0%, 8/1/48

 1,249,577

 $

 42,716,352

 Florida - 13.4%

 7,000,000

 NR / NR

 Alachua County Health Facilities Authority, 8.125%, 11/15/41

 $

 6,966,820

 9,000,000

 NR / NR

 Alachua County Health Facilities Authority, 8.125%, 11/15/46

 8,853,930

 18,000,000

 NR / Ba3

 Capital Trust Agency, 7.75%, 1/1/41

 18,524,520

 5,900,000

 NR / NR

 Collier County Industrial Development Authority, 14.0%, 5/15/15

 5,865,957

 2,290,000

 NR / NR

 County of Palm Beach FL, 2.0%, 6/1/16

 2,308,847

 25,880,000

 NR / NR

 Florida Development, 7.625%, 6/15/41

 26,373,014

 5,000,000

 NR / NR

 Florida Development Finance Corp., 7.75%, 6/15/42

 4,908,050

 4,050,000

 BB+ / NR

 Florida Keys College Campus Foundation, Inc., 7.0%, 11/1/42

 4,077,297

 1,000,000

 NR / NR

 Greater Orlando Aviation Authority, 6.375%, 11/15/26

 967,720

 15,965,000

 NR / NR

 Greater Orlando Aviation Authority, 6.5%, 11/15/36

 15,154,617

 2,380,000

 NR / NR

 Hillsborough County FL Industrial Development, 6.75%, 7/1/29

 2,253,098

 2,830,000

 NR / NR

 Hillsborough County, 6.5%,  7/1/29

 2,611,467

 1,410,000

 NR / NR

 Hillsborough County Industrial, 6.7%, 7/1/21

 1,398,706

 6,200,000

 BB+ / NR

 Lee County Florida Industrial Development Authority, 5.375%, 6/15/37

 5,071,786

 1,870,000

 NR / NR

 Liberty County Florida, 8.25%, 7/1/28

 1,842,941

 $

 107,178,770

 Georgia - 4.1%

 6,000,000

 CCC+ / NR

 Clayton County Development Authority, 8.75%,  6/1/29

 $

 6,922,140

 9,000,000

 CCC+ / NR

 Clayton County Development Authority, 9.0%, 6/1/35

 9,680,580

 4,650,000

 NR / NR

 Fulton County Georgia Water and Sewer Revenue, 5.0%, 7/1/27

 3,549,299

 16,500,000

 NR / NR

 Fulton County Georgia Water and Sewer Revenue, 5.125%, 7/1/42

 11,213,070

 $

 31,365,089

 Hawaii - 0.4%

 1,500,000

 NR / NR

 Hawaii State Department Budget, 7.5%, 11/15/15

 $

 1,514,580

 1,000,000

 NR / NR

 Hawaii State Department Budget, 9.0%, 11/15/44

 1,140,050

 $

 2,654,630

 Iowa - 0.5%

 4,365,000

 BB / NR

 Iowa Finance Authority, 5.5%, 11/15/37

 $

 2,935,288

 1,445,000

 NR / NR

 Iowa Finance Authority, 5.5%, 11/15/27

 1,064,979

 745,000

 NR / NR

 Iowa Financing Authority, 5.0%, 11/15/12

 726,993

 $

 4,727,260

 Illinois - 14.8%

 5,000,000

 NR / NR

 Illinois Finance Authority, 5.625%, 2/15/37

 $

 4,077,150

 4,500,000

 BB / NR

 Illinois Finance Authority, 8.125%, 5/15/40

 4,390,290

 15,135,000

 NR / NR

 Illinois Finance Authority, 8.25%, 5/15/45

 14,864,386

 4,500,000

 BB / NR

 Illinois Finance Authority, 6.25%, 11/15/35

 3,845,250

 3,625,000

 NR / NR

 Illinois Finance Authority, 7.0%, 5/15/18

 3,629,133

 5,085,000

 NR / NR

 Illinois Finance Authority, 7.625%, 5/15/25

 5,141,444

 1,735,000

 NR / NR

 Illinois Finance Authority, 8.0%, 2/15/30

 1,747,093

 1,750,000

 NR / NR

 Illinois Finance Authority, 8.0%, 5/15/30

 1,725,063

 9,545,000

 NR / NR

 Illinois Finance Authority, 8.0%, 5/15/40

 9,696,384

 10,965,000

 NR / NR

 Illinois Finance Authority, 8.0%, 5/15/46

 11,138,905

 28,640,000

 NR / NR

 Illinois Finance Authority, 8.125%, 2/15/40

 28,903,202

 13,275,000

 NR / NR

 Illinois Finance Authority, 8.25%, 2/15/46

 13,433,636

 7,790,000

 NR / NR

 Illinois Finance Authority, 6.0%, 11/15/39

 4,660,913

 3,185,000

 NR / NR

 Southwestern ILL Development Authority Revenue, 5.625%, 11/1/26

 2,358,461

 2,500,000

 NR / NR

 Southwestern ILL Development Authority Revenue, 6.625%, 6/1/37

 2,388,650

 $

 111,999,960

 Indiana - 1.6%

 3,500,000

 NR / NR

 City of Crown Point, 8.0%, 11/15/39

 $

 3,605,385

 715,000

 B- / Caa2

 City of East Chicago, 5.5%, 9/1/28

 519,548

 1,500,000

 BBB- / NR

 Hammond Local Public Improvement, 6.75%, 8/15/35

 1,524,300

 2,435,000

 NR / NR

 St Joseph County Indiana Educational, 6.0%, 5/15/38

 2,167,369

 4,000,000

 BB / NR

 Vigo County Hospital Authority, 8.0%, 9/1/41

 4,296,200

 $

 12,112,802

 Kentucky - 0.3%

 2,000,000

 NR / NR

 Kentucky Economic Development Finance Authority, 7.375%, 5/15/46

 $

 2,028,400

 $

 2,028,400

 Louisiana - 0.8%

 5,800,000

 NR / NR

 Tensas Parish Law Enforcement District, 8.5%, 10/1/26

 $

 5,751,222

 $

 5,751,222

 Massachusetts - 1.5%

 2,000,000

 NR / NR

 Massachusetts Development Finance Agency, 6.75%, 10/25/37

 $

 1,873,760

 751,584

 NR / NR

 Massachusetts Development Finance Agency, 6.25%, 11/15/46

 530,130

 880,000

 NR / NR

 Massachusetts Development Finance Agency, 7.625%, 10/15/37

 897,301

 1,116,746

 NR / NR

 Massachusetts Development Finance Agency, 0.0%, 11/15/56

 5,383

 1,235,770

 NR / NR

 Massachusetts Development Finance Agency, 6.25%, 11/15/26

 990,321

 2,224,798

 NR / NR

 Massachusetts Development Finance Agency, 6.25%, 11/15/39

 1,604,613

 500,000

 BBB / NR

 Massachusetts Development Finance Agency, 8.0%, 4/15/39

 561,315

 2,500,000

 NR / NR

 Massachusetts Development Finance Agency, 7.25%, 6/1/16

 2,500,775

 500,000

 NR / NR

 Massachusetts Development Finance Agency, 7.5%, 6/1/29

 493,350

 2,000,000

 NR / NR

 Massachusetts Development Finance Agency, 7.875%, 6/1/44

 2,013,800

 224,523

 NR / NR

 Massachusetts Development Finance Agency, 5.5%, 11/15/46

 135,262

 3,500,000

 NR / NR

 Massachusetts State Health, 6.5%, 1/15/38

 664,790

 $

 12,270,800

 Maryland - 0.4%

 4,115,000

 NR / NR

 County of Howard Maryland, 5.25%, 4/1/27

 $

 3,253,813

 $

 3,253,813

 Maine - 0.5%

 4,250,000

 NR / B2

 Town of Rumford Maine, 6.875%, 10/1/26

 $

 3,774,383

 $

 3,774,383

 Michigan - 3.7%

 160,000

 NR / NR

 Doctor Charles Drew Academy, 5.7%, 11/1/36

 $

 104,370

 5,485,000

 BBB- / NR

 Flint Michigan International Academy, 5.75% , 10/1/37

 4,535,272

 350,000

 BB+ / NR

 Michigan Public Educational Facilities, 7.25%, 4/1/20

 364,249

 2,020,000

 BB+ / NR

 Michigan Public Educational Facilities, 8.0%, 4/1/40

 2,056,441

 2,750,000

 NR / NR

 Michigan State Hospital Fin Authority, 5.50%, 11/15/35

 2,254,808

 3,175,000

 NR / NR

 Michigan Strategic Fund, 7.25%, 1/1/39

 3,237,802

 4,000,000

 NR / NR

 Michigan Strategic Fund, 6.625%, 11/1/41

 4,007,480

 7,135,000

 A / A2

 Michigan Strategic Fund, 6.75%, 3/1/40

 7,387,436

 5,285,000

 BBB / NR

 Michigan Tobacco Settlement Fin, 6.0%, 6/1/48

 3,718,050

 $

 27,665,908

 Minnesota - 2.5%

 15,000,000

 NR / NR

 Bloomington Port Authority, 9.0%, 12/1/35

 $

 15,393,000

 1,500,000

 NR / NR

 City of Brooklyn Par, 9.25%, 3/1/39

 1,655,700

 2,260,000

 NR / B2

 City of International Falls MN, 6.85%, 12/1/29

 1,977,387

 $

 19,026,087

 Missouri - 1.0%

 2,000,000

 BB / NR

 Community Memorial Hospital Di, 6.68%, 12/1/34

 $

 2,112,720

 4,500,000

 NR / NR

 Kirkwood Industrial, 8.25%, 5/15/45

 4,662,810

 500,000

 NR / Ca

 St. Louis Missouri Development Authority, 7.2%, 12/15/28

 149,995

 1,365,000

 NR / Ca

 St. Louis Missouri Development Authority, 7.25%, 12/15/35

 409,486

 $

 7,335,011

 North Carolina - 0.9%

 1,665,000

 NR / NR

 North Carolina Medical Care Commission, 7.75%, 3/1/31

 $

 1,725,806

 4,725,000

 NR / NR

 North Carolina Medical Care Commission, 7.75%, 3/1/41

 4,847,850

 $

 6,573,656

 Nebraska - 0.1%

 3,250,000

 NR / NR

 Grand Island NEB Solid Waste, 7.0%, 6/1/23

 $

 912,373

 $

 912,373

 New Jersey - 3.1%

 2,500,000

 D / C

 New Jersey Economic Development Authority, 7.1%, 11/1/31

 $

 475,000

 5,035,000

 B / B3

 New Jersey Economic Development Authority Special Facility Revenue, 7.0%, 11/15/30

 5,024,326

 9,460,000

 B / B3

 New Jersey Economic Development Authority, 6.25%, 9/15/29

 8,917,185

 6,000,000

 NR / NR

 New Jersey Economic Development Authority, 6.625%, 1/1/37

 5,659,140

 3,960,000

 B / B3

 New Jersey Economic Development Authority, 5.875%, 6/1/18

 3,872,365

 5,000,000

 B / B3

 New Jersey Economic Development Authority, 5.875%, 6/1/18

 4,946,100

 $

 28,894,116

 New Mexico - 0.3%

 2,000,000

 NR / NR

 County of Otero New Mexico, 8.25%, 12/1/23

 $

 2,006,220

 $

 2,006,220

 New York - 6.5%

 1,795,000

 NR / NR

 Erie County Industrial Development Agency, 9.25%, 10/1/30

 $

 1,977,300

 8,000,000

 NR / NR

 Erie County Industrial Development Agency, 9.25%, 10/1/30

 8,812,480

 10,000,000

 NR / NR

 Erie County Industrial Development Agency, 9.25%, 10/1/30

 11,015,600

 5,750,000

 NR / NR

 Erie County New York, 6.0%, 11/15/36

 4,727,363

 3,000,000

 NR / NR

 Nassau County Industrial Development, 6.7%, 1/1/43

 2,311,380

 20,750,000

 BB- / B1

 New York City Industrial Development Agency, 5.25%, 12/1/32

 15,959,033

 3,650,000

 B- / Caa2

 New York NY City Transportation Finance, 5.125%, 5/15/30

 3,022,492

 10,300,000

 BB / NR

 Seneca Nation Indians Capital Improvements Authority, 5.0%, 12/1/23

 8,572,793

 $

 56,398,441

 Ohio - 1.4%

 55,000,000

 NR / NR

 Buckeye Tobacco Settlement Fin, 0.0%, 6/1/47

 $

 1,555,400

 6,000,000

 B- / B3

 Cleveland OH Airport Revenue, 5.375%, 9/15/27

 5,168,940

 3,510,000

 B- / Caa2

 Ohio St Pollution Control Revenue, 5.6%, 8/1/32

 2,497,330

 1,970,000

 B- / Caa2

 Ohio St Pollution Control Revenue, 5.65%, 3/1/33

 1,405,339

 $

 10,627,009

 Pennsylvania - 4.7%

 2,005,000

 CCC+ / Caa3

 Pennsylvania Economic Development Financing Authority, 7.5%, 5//1/20

 $

 2,014,724

 10,575,000

 CCC+ / Caa3

 Pennsylvania Economic Development Financing Authority, 8.0%, 5/1/29

 10,973,043

 20,800,000

 B- / Caa2

 Pennsylvania Economic Development Financing Authority, 6.0%, 6/1/31

 15,712,944

 3,925,000

 AA+ / Aa3

 Pittsburg Unified School District, 0.0%, 9/1/39

 533,682

 1,925,000

 AA+ / Aa3

 Pittsburg Unified School District, 0.0%, 9/1/42

 266,824

 4,000,000

 AA+ / Aa3

 Pittsburg Unified School District, 0.0%, 9/1/38

 587,440

 2,500,000

 AA+ / Aa3

 Pittsburg Unified School District, 0.0%, 9/1/41

 369,525

 $

 30,458,182

 Rhode Island - 0.2%

 2,100,000

 NR / NR

 Central Falls R.I. Detention Facility Corp., 7.25%, 7/15/35

 $

 1,638,672

 16,700,000

 NR / NR

 Rhode Island Health & Educational Building Corp., 8.375%, 1/1/46

 17,181,628

 $

 18,820,300

 Texas - 8.2%

 12,125,000

 CC / Ca

 Brazos River Authority. 5.4%, 10/1/29

 $

 9,628,341

 1,000,000

 B- / B3

 City of Houston Texas,  6.125%, 7/15/27

 923,810

 430,000

 BBB / Baa1

 Equinix, Inc., 0.0%, 11/15/34

 79,137

 234,442

 NR / NR

 Gulf Coast Waste Disposal Authority, Texas Revenue, 7.0%, 12/1/36

 2,337

 5,000,000

 BBB / Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/27

 1,565,650

 14,245,000

 BBB / Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/29

 3,856,406

 5,000,000

 BBB / Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/31

 1,159,100

 5,030,000

 BBB / Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/25

 1,834,089

 9,685,000

 BBB / Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/31

 2,266,871

 12,000,000

 BBB / Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/28

 3,493,920

 7,635,000

 BBB / Baa1

 Harris County-Houston Sports Authority, 0.0%,  11/15/32

 1,644,961

 3,370,000

 BBB / Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/26

 1,143,104

 535,000

 BBB / Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/34

 98,461

 425,000

 BBB / Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/35

 72,658

 1,690,000

 BBB / Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/35

 288,922

 10,000,000

 BBB / Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/38

 1,352,700

 775,000

 BBB / Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/39

 97,340

 1,535,000

 BBB / Baa1

 Harris County-Houston Sports Authority, 0.0%,11/15/40

 178,996

 1,290,000

 BBB / Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/41

 171,506

 1,485,000

 BBB / Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/22

 676,150

 1,120,000

 BBB / Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/33

 221,894

 20,180,000

 BBB / Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/38

 3,277,636

 10,000,000

 BBB / Baa1

 Harris County-Houston Sports Authority, 0.0%, 11/15/39

 1,256,000

 3,120,000

 B- / B3

 Houston Texas Airport, 6.125%, 7/15/27

 2,882,287

 6,825,000

 NR / NR

 HFDC of Central Texas, Inc., 7.75%, 11/15/44

 6,465,459

 1,600,000

 NR / NR

 HFDC of Central Texas, Inc., 7.75%, 11/15/29

 1,564,208

 3,760,000

 B- / B3

 Houston Texas Airport Sys Revenue, 5.70%, 7/15/29

 3,293,158

 1,580,000

 NR / NR

 Kinney County Public Facilities Corp., 7.0%, 11/1/25

 1,514,825

 2,000,000

 BB / Ba

 Tarrant County Cultural Education, 7.5%, 11/15/16

 2,003,880

 1,775,000

 BB / NR

 Tarrant County Cultural Education, 8.0%, 11/15/28

 1,817,778

 5,000,000

 NR / NR

 Tarrant County Cultural Education, 8.25%, 11/15/44

 5,095,750

 2,250,000

 NR / NR

 Tarrant County Cultural Education, 8.0%, 11/15/29

 2,217,060

 5,000,000

 NR / NR

 Tarrant County Cultural Education, 8.125%, 11/15/39

 4,922,700

 8,350,000

 NR / NR

 Tarrant County Cultural Education, 8.125%, 11/15/44

 8,394,172

 4,000,000

 NR / NR

 Tarrant County Cultural Education, 8.25%, 11/15/44

 3,957,280

 1,000,000

 D / NR

 Texas Midwest Public Facility Corp., 9.0%, 10/1/30

 428,320

 $

 79,846,866

 Utah - 1.7%

 925,000

 BB / NR

 City of Spanish Fork City Utah, 5.55%, 11/15/21

 $

 841,047

 800,000

 NR / NR

 Spanish Fork City Utah Charter, 5.55%, 11/15/26

 666,152

 3,150,000

 NR / NR

 Spanish Fork City Utah Charter, 5.7%, 11/15/36 (144A)

 2,444,400

 1,510,000

 NR / NR

 Utah State Charter School Finance Authority, 7.25%, 5/15/11

 1,579,792

 1,985,000

 NR / NR

 Utah State Charter School Finance Authority, 8.125%, 5/15/31

 2,067,179

 5,145,000

 NR / NR

 Utah State Charter School Finance Authority, 8.5%, 5/15/41

 5,400,038

 $

 12,998,608

 Virginia - 0.1%

 53,095,000

 B+ / NR

 Tobacco Settlement Financing, 0.0%, 6/1/47

 $

 1,061,369

 $

 1,061,369

 Washington - 3.0%

 3,250,000

 NR / NR

 Washington State Housing Finance, 5.25%, 1/1/17

 $

 2,780,895

 12,500,000

 NR / NR

 Washington State Housing Finance, 5.625% 1/1/27

 8,932,000

 16,960,000

 NR / NR

 Washington State Housing Finance, 5.625% 1/1/38

 10,963,622

 $

 22,676,517

 Wisconsin - 2.6%

 19,325,000

 NR / NR

 Public Finance Authority, 8.25%, 6/1/46

 $

 19,837,306

 $

 19,837,306

 West Virginia - 2.5%

 18,000,000

 NR / NR

 West Virginia Hospital Finance Authority, 9.125%, 10/1/41

 $

 18,829,260

 TOTAL MUNICIPAL BONDS

 $

 18,829,260

 (Cost  $788,965,283)

 $

 734,284,432

 TOTAL INVESTMENT IN SECURITIES - 97.0%

 (Cost  $788,965,283) (a)

 $

 734,284,432

 OTHER ASSETS AND LIABILITIES - 3.0%

 $

 22,553,622

 TOTAL NET ASSETS - 100.0%

 $

 756,838,054

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At November 30, 2011, the value of these securities amounted to $2,444,400 or 0.3% of total net assets.

 (a)

 At November 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $786,669,516 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

  $   15,935,714

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

     (68,320,798)

 Net unrealized gain

  $ (52,385,084)

 (b)

 The concentration of investments by type of obligation/market sector is as follows:

  Revenue Bonds:

  Health Revenue

 40.3%

  Transportation

                  23.9

  Various Revenues

                  11.9

  Education

                    7.7

  Insured

                    7.4

  Pollution Control Revenue

                    5.3

  Special Revenues

                    2.4

  Housing

                    0.8

  Water & Sewer

                    0.3

 100.0%

 (c)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as level 1, fixed income securities and senior loans as Level 2 and securities using fair value methods (see Note 1A) are categorzied as Level 3.

 The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Municipal Bonds

$
-

$
734,284,432

$
-

$
734,284,432

 Total

$
-

$
734,284,432

$
-

$
734,284,432

 Pioneer Disciplined Value Fund

 Schedule of Investments  11/30/11 (unaudited)

 Shares

 Value

 COMMON STOCKS - 94.9%

 Energy - 12.7%

 Integrated Oil & Gas - 7.6%

 6,400

 Chevron Corp.

 $

 658,048

 16,600

 Exxon Mobil Corp.

 1,335,304

 13,400

 Occidental Petroleum Corp.

 1,325,260

 $

 3,318,612

 Oil & Gas Drilling - 1.1%

 28,200

 Nabors Industries, Inc. *

 $

 505,908

 Oil & Gas Exploration & Production - 4.0%

 9,500

 Apache Corp.

 $

 944,680

 12,369

 Devon Energy Corp.

 809,675

 $

 1,754,355

 Total Energy

 $

 5,578,875

 Materials - 2.4%

 Diversified Metals & Mining - 1.2%

 13,200

 Freeport-McMoRan Copper & Gold, Inc. (Class B)

 $

 522,720

 Fertilizers & Agricultural Chemicals - 1.2%

 10,000

 The Mosaic Co. *

 $

 527,600

 Total Materials

 $

 1,050,320

 Capital Goods - 6.4%

 Aerospace & Defense - 3.6%

 12,900

 Northrop Grumman Corp. *

 $

 736,203

 11,004

 United Technologies Corp.

 842,906

 $

 1,579,109

 Construction & Engineering - 1.7%

 26,600

 KBR Inc.

 $

 768,740

 Industrial Machinery - 1.1%

 9,700

 Crane Co.

 $

 465,503

 Total Capital Goods

 $

 2,813,352

 Transportation - 2.5%

 Railroads - 2.5%

 10,700

 Union Pacific Corp.

 $

 1,106,487

 Total Transportation

 $

 1,106,487

 Automobiles & Components - 0.4%

 Auto Parts & Equipment - 0.4%

 4,400

 Lear Corp.

 $

 184,492

 Total Automobiles & Components

 $

 184,492

 Consumer Services - 2.1%

 Restaurants - 2.1%

 21,000

 Starbucks Corp.

 $

 913,080

 Total Consumer Services

 $

 913,080

 Media - 3.4%

 Cable & Satellite - 2.0%

 38,700

 Comcast Corp.

 $

 877,329

 Publishing - 1.4%

 14,300

 McGraw-Hill Co., Inc.

 $

 610,610

 Total Media

 $

 1,487,939

 Retailing - 2.6%

 Department Stores - 2.6%

 34,800

 Macys Inc.

 $

 1,125,084

 Total Retailing

 $

 1,125,084

 Food & Drug Retailing - 2.0%

 Drug Retail - 2.0%

 22,700

 CVS/Caremark Corp.

 $

 881,668

 Total Food & Drug Retailing

 $

 881,668

 Food Beverage & Tobacco - 5.8%

 Distillers & Vintners - 2.0%

 45,100

 Constellation Brands, Inc. *

 $

 878,097

 Packaged Foods & Meats - 1.7%

 23,400

 Campbell Soup Co.

 $

 762,840

 Soft Drinks - 2.1%

 13,500

 Coca-Cola Co.

 $

 907,605

 Total Food Beverage & Tobacco

 $

 2,548,542

 Health Care Equipment & Services - 2.9%

 Managed Health Care - 2.9%

 25,702

 United Healthcare Group, Inc.

 $

 1,253,487

 Total Health Care Equipment & Services

 $

 1,253,487

 Pharmaceuticals & Biotechnology - 9.9%

 Biotechnology - 2.4%

 17,900

 Amgen, Inc.

 $

 1,036,589

 Pharmaceuticals - 7.5%

 40,100

 Merck & Co., Inc.

 $

 1,433,575

 55,500

 Pfizer, Inc.

 1,113,885

 11,500

 Watson Pharmaceuticals, Inc. *

 743,130

 $

 3,290,590

 Total Pharmaceuticals & Biotechnology

 $

 4,327,179

 Banks - 4.9%

 Diversified Banks - 3.0%

 51,400

 Wells Fargo  & Co.

 $

 1,329,204

 Regional Banks - 1.9%

 15,300

 PNC Bank Corp.

 $

 829,413

 Total Banks

 $

 2,158,617

 Diversified Financials - 8.6%

 Asset Management & Custody Banks - 1.0%

 21,700

 Invesco Ltd.

 $

 439,425

 Consumer Finance - 3.9%

 19,300

 Capital One Financial Corp.

 $

 861,938

 36,100

 Discover Financial Services, Inc.

 859,902

 $

 1,721,840

 Diversified Finance Services - 2.8%

 39,100

 J.P. Morgan Chase & Co.

 $

 1,210,927

 Investment Banking & Brokerage - 0.9%

 41,300

 E*Trade Financial Corp. *

 $

 379,134

 Total Diversified Financials

 $

 3,751,326

 Insurance - 6.8%

 Life & Health Insurance - 4.8%

 14,900

 Aflac, Inc.

 $

 647,256

 16,000

 Prudential Financial, Inc.

 810,240

 28,800

 Unum Group

 648,288

 $

 2,105,784

 Property & Casualty Insurance - 2.0%

 12,500

 ACE Ltd.

 $

 869,125

 Total Insurance

 $

 2,974,909

 Software & Services - 2.1%

 Systems Software - 2.1%

 29,400

 Oracle Corp.

 $

 921,690

 Total Software & Services

 $

 921,690

 Technology Hardware & Equipment - 3.6%

 Office Electronics - 1.5%

 81,300

 Xerox Corp.

 $

 662,595

 Technology Distributors - 2.1%

 24,600

 Arrow Electronics, Inc. *

 $

 899,376

 Total Technology Hardware & Equipment

 $

 1,561,971

 Semiconductors - 2.8%

 Semiconductor Equipment - 2.8%

 36,000

 Applied Materials, Inc.

 $

 388,080

 21,600

 ASM Lithography Holdings NV

 853,848

 $

 1,241,928

 Total Semiconductors

 $

 1,241,928

 Telecommunication Services - 5.0%

 Integrated Telecom Services - 5.0%

 20,300

 CenturyLink, Inc.

 $

 761,656

 37,954

 Verizon Communications, Inc.

 1,432,004

 $

 2,193,660

 Total Telecommunication Services

 $

 2,193,660

 Utilities - 7.9%

 Electric Utilities - 5.8%

 22,900

 American Electric Power Co., Inc. *

 $

 908,672

 16,500

 Exelon Corp.

 731,115

 30,400

 PPL Corp.

 912,608

 $

 2,552,395

 Multi-Utilities - 2.1%

 27,300

 Ameren Corp.

 $

 923,013

 Total Utilities

 $

 3,475,408

 TOTAL COMMON STOCKS

 (Cost  $41,106,048)

 $

 41,550,014

 MUTUAL FUND - 3.3%

 Diversified Real Estate Investment Trust - 3.3%

 26,200

 iShare Dow Jones U.S. Real Estate Index Fund

 $

 1,445,716

 Total Real Estate

 $

 1,445,716

 TOTAL MUTUAL FUND

 (Cost  $1,392,485)

 $

 1,445,716

 TOTAL INVESTMENT IN SECURITIES

 (Cost  $42,498,533) (a)

 $

 42,995,730

 OTHER ASSETS AND LIABILITIES

 $

 781,241

 TOTAL NET ASSETS - 100.0%

 $

 43,776,971

 (A.D.R.)

 American Depositary Receipt

 *

 Non-income producing security.

 (a)

 At November 31, 2011, the net unrealized loss on investments based on cost for federal income tax purposes of $42,532,052 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 3,681,658

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (3,217,980)

 Net unrealized loss

 $

 463,678

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as level 1, fixed income securities and senior loans as Level 2 and securities using fair value methods (see Note 1A) are categorzied as Level 3.

 The following is a summary of the inputs used as of November 31, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
41,550,014

$
-

$
-

$
41,550,014

 Exchange Traded Fund

1,445,716

-

-

1,445,716

 Total

$
42,995,730

$
-

$
-

$
42,995,730

 Pioneer Disciplined Growth Fund

 Schedule of Investments  11/30/11 (unaudited)

 Shares

 Value

 COMMON STOCKS - 96.5%

 Energy - 11.2%

 Integrated Oil & Gas - 6.6%

 27,100

 Exxon Mobil Corp.

 $

 2,179,924

 10,600

 Occidental Petroleum Corp.

 1,048,340

 $

 3,228,264

 Oil & Gas Drilling - 0.7%

 19,500

 Nabors Industries, Inc. *

 $

 349,830

 Oil & Gas Equipment And Services - 2.2%

 20,500

 Cameron International Corp. *

 $

 1,106,795

 Oil & Gas Exploration & Production - 1.7%

 8,300

 Apache Corp.

 $

 825,352

 Total Energy

 $

 5,510,241

 Materials - 5.0%

 Diversified Metals & Mining - 2.0%

 25,400

 Freeport-McMoRan Copper & Gold, Inc. (Class B)

 $

 1,005,840

 Fertilizers & Agricultural Chemicals - 1.4%

 12,900

 The Mosaic Co. *

 $

 680,604

 Specialty Chemicals - 1.6%

 13,500

 Ecolab, Inc.

 $

 769,770

 Total Materials

 $

 2,456,214

 Capital Goods - 9.9%

 Aerospace & Defense - 5.0%

 17,200

 Northrop Grumman Corp. *

 $

 981,604

 18,919

 United Technologies Corp.

 1,449,195

 $

 2,430,799

 Industrial Conglomerates - 2.8%

 17,100

 3M Co.

 $

 1,385,784

 Industrial Machinery - 2.1%

 10,800

 Crane Co.

 $

 518,292

 8,400

 SPX Corp.

 532,560

 $

 1,050,852

 Total Capital Goods

 $

 4,867,435

 Transportation - 2.3%

 Railroads - 2.3%

 10,800

 Union Pacific Corp.

 $

 1,116,828

 Total Transportation

 $

 1,116,828

 Automobiles & Components - 1.4%

 Auto Parts & Equipment - 1.4%

 16,100

 Lear Corp.

 $

 675,073

 Total Automobiles & Components

 $

 675,073

 Consumer Services - 4.1%

 Restaurants - 4.1%

 2,500

 Chipotle Mexican Grill, Inc. *

 $

 803,900

 27,500

 Starbucks Corp.

 1,195,700

 $

 1,999,600

 Total Consumer Services

 $

 1,999,600

 Media - 3.0%

 Cable & Satellite - 1.6%

 36,200

 Comcast Corp.

 $

 820,654

 Publishing - 1.4%

 15,900

 McGraw-Hill Co., Inc.

 $

 678,930

 Total Media

 $

 1,499,584

 Retailing - 5.0%

 Department Stores - 1.3%

 20,000

 Macys, Inc.

 $

 646,600

 Internet Retail - 2.2%

 5,700

 Amazon.Com, Inc. *

 $

 1,096,053

 Specialty Stores - 1.5%

 50,000

 Staples, Inc.

 $

 720,500

 Total Retailing

 $

 2,463,153

 Food & Drug Retailing - 3.0%

 Drug Retail - 1.7%

 21,300

 CVS/Caremark Corp.

 $

 827,292

 Food Retail - 1.3%

 9,600

 Whole Foods Market, Inc.

 $

 653,760

 Total Food & Drug Retailing

 $

 1,481,052

 Food Beverage & Tobacco - 9.5%

 Distillers & Vintners - 0.9%

 23,600

 Constellation Brands, Inc. *

 $

 459,492

 Packaged Foods & Meats - 2.4%

 21,700

 Campbell Soup Co.

 $

 707,420

 8,000

 Hershey Foods Corp.

 461,440

 $

 1,168,860

 Soft Drinks - 2.2%

 16,300

 Coca-Cola Co.

 $

 1,095,849

 Tobacco - 4.0%

 25,600

 Philip Morris International, Inc.

 $

 1,951,744

 Total Food Beverage & Tobacco

 $

 4,675,945

 Health Care Equipment & Services - 5.0%

 Health Care Equipment - 1.3%

 13,700

 Covidien Ltd.

 $

 624,035

 Managed Health Care - 3.7%

 20,100

 AETNA Inc.

 $

 840,582

 20,328

 United Healthcare Group, Inc.

 991,397

 $

 1,831,979

 Total Health Care Equipment & Services

 $

 2,456,014

 Pharmaceuticals & Biotechnology - 5.4%

 Biotechnology - 3.7%

 15,172

 Alexion Pharmaceuticals, Inc. *

 $

 1,041,710

 13,774

 Amgen, Inc.

 797,652

 $

 1,839,362

 Pharmaceuticals - 1.7%

 30,800

 Pfizer, Inc.

 $

 618,156

 3,500

 Watson Pharmaceuticals, Inc. *

 226,170

 $

 844,326

 Total Pharmaceuticals & Biotechnology

 $

 2,683,688

 Diversified Financials - 2.2%

 Consumer Finance - 2.2%

 9,500

 Capital One Financial Corp.

 $

 424,270

 28,400

 Discover Financial Services, Inc.

 676,488

 $

 1,100,758

 Total Diversified Financials

 $

 1,100,758

 Software & Services - 16.1%

 Application Software - 2.5%

 17,225

 Citrix Systems, Inc. *

 $

 1,229,693

 Internet Software & Services - 5.6%

 3,245

 Google Inc. *

 $

 1,945,021

 52,700

 Yahoo! Inc. *

 827,917

 $

 2,772,938

 Systems Software - 8.0%

 87,521

 Microsoft Corp.

 $

 2,238,787

 54,554

 Oracle Corp.

 1,710,268

 $

 3,949,055

 Total Software & Services

 $

 7,951,686

 Technology Hardware & Equipment - 9.9%

 Communications Equipment - 4.4%

 40,200

 Juniper Networks, Inc. *

 $

 912,942

 22,900

 Qualcomm, Inc.

 1,254,920

 $

 2,167,862

 Computer Hardware - 5.5%

 7,116

 Apple Inc. *

 $

 2,719,735

 Total Technology Hardware & Equipment

 $

 4,887,597

 Semiconductors - 2.4%

 Semiconductor Equipment - 2.4%

 51,800

 Applied Materials, Inc.

 $

 558,404

 16,300

 ASM Lithography Holdings NV

 644,339

 $

 1,202,743

 Total Semiconductors

 $

 1,202,743

 Telecommunication Services - 1.1%

 Integrated Telecom Services - 1.1%

 14,300

 Verizon Communications, Inc.

 $

 539,539

 Total Telecommunication Services

 $

 539,539

 TOTAL COMMON STOCKS

 (Cost  $43,010,928)

 $

 47,567,150

 MUTUAL FUND - 1.5%

 Diversified Real Estate Investment Trust - 1.5%

 13,200

 iShare Dow Jones U.S. Real Estate Index Fund

 $

 728,376

 TOTAL MUTUAL FUND

 $

 728,376

 (Cost  $778,910)

 $

 728,376

 TOTAL INVESTMENT IN SECURITIES -98.0%

 (Cost  $43,789,837) (a)

 $

 48,295,526

 OTHER ASSETS AND LIABILITIES - 2.0%

 $

 961,698

 TOTAL NET ASSETS - 100.0%

 $

 49,257,224

 (A.D.R.)

 American Depositary Receipt

 *

 Non-income producing security.

 (a)

 At November 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $43,865,704 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 7,329,673

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (2,899,851)

 Net unrealized gain

 $

 4,429,822

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as level 1, fixed income securities and senior loans as Level 2 and securities using fair value methods (see Note 1A) are categorized as Level 3.

 The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
47,567,150

$
-

$
-

$
47,567,150

 Exchange Traded Fund

728,376

-

-

728,376

 Total

$
48,295,526

$
-

$
-

$
48,295,526

 Pioneer Global Equity Fund

 Schedule of Investments  11/30/2011 (unaudited)

 Shares

 Value

 PREFERRED STOCKS - 0.5%

 Utilities - 0.5%

 Multi-Utilities - 0.4%

 16,600

 RWE AG - NON VTG PFD *

 $

 612,618

 Total Utilities

 $

 612,618

 TOTAL PREFERRED STOCKS

 (Cost  $734,296)

 $

 612,618

 COMMON STOCKS - 94.7%

 Energy - 9.5%

 Integrated Oil & Gas - 6.5%

 525,645

 BP Amoco Plc

 $

 3,825,254

 9,600

 Occidental Petroleum Corp.

 949,440

 515,900

 PetroChina Co., Ltd. *

 669,650

 20,900

 Repsol SA

 633,116

 29,600

 Total SA

 1,528,951

 17,900

 YPF SA, Cl D, (A.D.R.) *

 626,679

 $

 8,233,090

 Oil & Gas Drilling - 1.9%

 46,100

 Ensco Plc

 $

 2,395,817

 Oil & Gas Exploration & Production - 1.1%

 800

 HRT Participacoes em *

 $

 294,199

 159

 Inpex Corp. *

 1,068,490

 $

 1,362,689

 Total Energy

 $

 11,991,596

 Materials - 6.3%

 Construction Materials - 0.7%

 1,110,000

 China Resources Ceme

 $

 833,093

 Diversified Metals & Mining - 1.1%

 32,300

 Eurasian Natural Resources Corp.

 $

 339,621

 62,500

 Xstrata Plc *

 1,007,500

 $

 1,347,121

 Fertilizers & Agricultural Chemicals - 1.0%

 22,900

 The Mosaic Co. *

 $

 1,208,204

 Forest Products - 0.7%

 138,700

 Sino-Forest Corp. *

 $

 952,003

 Gold - 2.3%

 28,500

 Anglogold Ashanti Ltd. (A.D.R.)

 $

 1,366,860

 950,500

 Centamin Egypt Ltd. *

 1,491,106

 $

 2,857,966

 Steel - 0.6%

 30,800

 Companhia Vale do Rio Doce

 $

 716,100

 Total Materials

 $

 7,914,487

 Capital Goods - 12.0%

 Aerospace & Defense - 1.5%

 25,327

 United Technologies Corp.

 $

 1,940,048

 Construction & Engineering - 0.5%

 23,200

 KBR Inc.

 $

 670,480

 Construction & Farm Machinery & Heavy Trucks - 2.4%

 1,676,833

 Industrea Ltd.

 $

 1,997,438

 12,400

 Komatsu Ltd. *

 315,693

 263,000

 United Tractors Tbk

 698,926

 $

 3,012,057

 Electrical Component & Equipment - 3.2%

 26,100

 Emerson Electric Co.

 $

 1,363,725

 79,300

 Fushi Copperweld, Inc. *

 610,214

 26,600

 Rockwell International Corp.

 1,995,798

 $

 3,969,737

 Industrial Conglomerates - 1.3%

 7,800

 3M Co.

 $

 632,112

 24,100

 Philips Electronics NV

 490,397

 203,000

 Shanghai Industrial Holdings Ltd.

 547,727

 $

 1,670,236

 Industrial Machinery - 1.6%

 30,800

 SPX Corp.

 $

 1,952,720

 Trading Companies & Distributors - 1.5%

 182,000

 Itochu Corp. *

 $

 1,848,840

 Total Capital Goods

 $

 15,064,118

 Transportation - 0.6%

 Highways & Railtrack - 0.6%

 1,694,700

 Yuexiu Transport Infrastructure Ltd.

 $

 753,896

 Total Transportation

 $

 753,896

 Automobiles & Components - 3.2%

 Auto Parts & Equipment - 1.1%

 294,700

 China XD Plastics Co. *

 $

 1,420,454

 Automobile Manufacturers - 1.1%

 29,600

 Daimlerchrysler AG

 $

 1,343,027

 Tires & Rubber - 1.0%

 20,900

 Bridgestone Corp. *

 $

 485,181

 84,400

 Pirelli & C SpA *

 794,446

 $

 1,279,627

 Total Automobiles & Components

 $

 4,043,108

 Consumer Services - 0.5%

 Restaurants - 0.5%

 6,900

 McDonald's Corp.

 $

 659,088

 Total Consumer Services

 $

 659,088

 Media - 0.5%

 Advertising - 0.5%

 64,300

 WPP Group Plc

 $

 674,610

 Total Media

 $

 674,610

 Retailing - 0.8%

 Automotive Retail - 0.8%

 12,100

 USS Co., Ltd. *

 $

 1,049,206

 Total Retailing

 $

 1,049,206

 Food & Drug Retailing - 0.5%

 Food Retail - 0.5%

 16,500

 FamilyMart *

 $

 657,402

 Total Food & Drug Retailing

 $

 657,402

 Food Beverage & Tobacco - 7.6%

 Distillers & Vintners - 0.7%

 48,800

 Constellation Brands, Inc. *

 $

 950,136

 Packaged Foods & Meats - 3.3%

 45,200

 Campbell Soup Co.

 $

 1,473,520

 48,800

 Nestle SA

 2,737,513

 $

 4,211,033

 Soft Drinks - 1.1%

 20,900

 PepsiCo, Inc.

 $

 1,337,600

 Tobacco - 2.5%

 32,200

 Altria Group, Inc.

 $

 923,818

 34,500

 Imperial Tobacco Group Plc

 1,242,383

 200

 Japan Tobacco Inc. *

 953,436

 $

 3,119,637

 Total Food Beverage & Tobacco

 $

 9,618,406

 Health Care Equipment & Services - 0.7%

 Health Care Equipment - 0.7%

 18,100

 Covidien Ltd.

 $

 824,455

 Total Health Care Equipment & Services

 $

 824,455

 Pharmaceuticals & Biotechnology - 10.4%

 Biotechnology - 1.0%

 26,900

 Cubist Pharmaceuticals, Inc. *

 $

 1,037,533

 6,600

 Vertex Pharmaceuticals, Inc. *

 191,334

 $

 1,228,867

 Pharmaceuticals - 9.4%

 114,000

 GlaxoSmithKline Plc

 $

 2,528,131

 19,660

 Johnson & Johnson

 1,272,395

 68,000

 Merck & Co., Inc.

 2,431,000

 29,100

 Novartis AG

 1,571,006

 32,500

 Pfizer, Inc.

 652,275

 3,700

 Roche Holdings AG

 588,767

 27,500

 Salix Pharmaceuticals, Ltd. *

 1,213,850

 12,157

 Sanofi SA

 850,900

 19,000

 Teva Pharmaceutical Industries Ltd.

 752,590

 $

 11,860,914

 Total Pharmaceuticals & Biotechnology

 $

 13,089,781

 Banks - 9.1%

 Diversified Banks - 8.5%

 36,500

 Banco Itau SA (A.D.R.)

 $

 649,700

 27,500

 Banco Santander Brasil SA *

 212,300

 6,000,000

 Bank Pembangunan Daerah Jawa PT

 607,057

 1,679,785

 China Construction Bank Corp.

 1,197,758

 110,500

 HSBC Holding Plc

 862,440

 4,964,805

 Industrial and Commercial Bank of China, Ltd. *

 2,944,323

 64,200

 Industrial Bank of Korea *

 858,701

 101,000

 Overseas-Chinese Banking Corp., Ltd.

 645,519

 66,300

 Societe Generale SA

 1,635,105

 8,550

 Toronto-Dominion Bank

 616,194

 43,800

 United Overseas Bank, Ltd.

 532,774

 $

 10,761,871

 Regional Banks - 0.6%

 13,100

 PNC Bank Corp.

 $

 710,151

 Total Banks

 $

 11,472,022

 Diversified Financials - 7.2%

 Asset Management & Custody Banks - 1.5%

 36,200

 Invesco Ltd.

 $

 733,050

 515,300

 Man Group Plc

 1,157,348

 $

 1,890,398

 Consumer Finance - 2.6%

 74,100

 Capital One Financial Corp.

 $

 3,309,306

 Diversified Finance Services - 1.1%

 42,400

 J.P. Morgan Chase & Co.

 $

 1,313,128

 Multi-Sector Holding - 2.0%

 2,274,900

 First Pacific Co.

 $

 2,535,611

 Total Diversified Financials

 $

 9,048,443

 Insurance - 2.7%

 Life & Health Insurance - 0.3%

 51,000

 Ping An Insurance Co. of China Ltd.

 $

 354,052

 Multi-Line Insurance - 1.7%

 20,504

 Allianz AG

 $

 2,124,445

 Reinsurance - 0.7%

 7,000

 Muenchener Rueckversicherungs Gesellschaft AG

 $

 885,131

 Total Insurance

 $

 3,363,628

 Software & Services - 6.3%

 Home Entertainment Software - 0.7%

 34,900

 Electronic Arts, Inc. *

 $

 809,331

 Internet Software & Services - 2.5%

 2,200

 Google Inc. *

 $

 1,318,658

 116,000

 Yahoo! Inc. *

 1,822,360

 $

 3,141,018

 Systems Software - 3.1%

 128,719

 Microsoft Corp.

 $

 3,292,632

 20,200

 Oracle Corp.

 633,270

 $

 3,925,902

 Total Software & Services

 $

 7,876,251

 Technology Hardware & Equipment - 3.9%

 Communications Equipment - 1.2%

 58,000

 HTC Corp.

 $

 954,087

 9,700

 Qualcomm, Inc.

 531,560

 $

 1,485,647

 Computer Hardware - 1.0%

 3,385

 Apple Inc. *

 $

 1,293,747

 Office Electronics - 0.5%

 13,700

 Canon, Inc. *

 $

 619,949

 Technology Distributors - 1.2%

 40,200

 Arrow Electronics, Inc. *

 $

 1,469,712

 Total Technology Hardware & Equipment

 $

 4,869,055

 Semiconductors - 4.1%

 Semiconductor Equipment - 1.9%

 150,500

 Applied Materials, Inc.

 $

 1,622,390

 62,500

 ASM Pacific Technology Ltd.

 692,868

 $

 2,315,258

 Semiconductors - 2.2%

 47,800

 Intel Corp.

 $

 1,190,698

 3,500

 Samsung Electronics Co., Ltd. (144A) *

 1,600,639

 $

 2,791,337

 Total Semiconductors

 $

 5,106,595

 Telecommunication Services - 6.0%

 Integrated Telecom Services - 3.1%

 36,600

 CenturyLink, Inc.

 $

 1,373,232

 529,100

 Singapore Telecommunications, Ltd.

 1,284,781

 630,800

 Telecom Italia SpA *

 611,862

 16,600

 Verizon Communications, Inc.

 626,318

 $

 3,896,193

 Wireless Telecommunication Services - 2.9%

 32,300

 China Mobile Ltd.

 $

 318,409

 2,900

 Millicom International Cellular SA *

 313,475

 111,400

 Vodafone Group Plc (A.D.R.)

 3,024,510

 $

 3,656,394

 Total Telecommunication Services

 $

 7,552,587

 Utilities - 2.8%

 Multi-Utilities - 1.3%

 44,700

 Ameren Corp.

 $

 1,511,307

 7,276

 GDF Suez SA

 204,417

 $

 1,715,724

 Water Utilities - 1.4%

 1,347,500

 Guangdong Investment, Ltd.

 $

 855,387

 2,185,700

 Manila Water Co, Inc.

 963,366

 $

 1,818,753

 Total Utilities

 $

 3,534,477

 TOTAL COMMON STOCKS

 (Cost  $113,207,104)

 $

 119,163,211

 CORPORATE BONDS - 0.8%

 Materials - 0.2%

 Paper Packaging - 0.2%

 335,000

 Sealed Air Corp., 6.875%, 7/15/33

 $

 284,649

 Total Materials

 $

 284,649

 Banks - 0.6%

 Diversified Banks - 0.5%

 300,000

 BNP Paribas SA, 5.019%, 4/29/49

 $

 284,171

 600,000

 Intesa Sanpaolo SpA, 8.047%, 6/29/49

 455,480

 18,000

 NBP Capital Trust III, 7.375%, 10/29/49

 11,880

 $

 751,531

 Total Banks

 $

 751,531

 TOTAL CORPORATE BONDS

 (Cost  $1,414,902)

 $

 1,036,180

 FOREIGN GOVERNMENT BONDS - 1.7%

 2,000,000

 Italy Buoni Polienna, 5.0%,  3/1/25

 $

 2,141,376

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost  $2,970,067)

 $

 2,141,376

 TOTAL INVESTMENT IN SECURITIES - 97.8%

 (Cost  $126,044,913) (a)

 $

 122,953,385

 OTHER ASSETS AND LIABILITIES - 2.2%

 $

 2,827,135

 TOTAL NET ASSETS - 100.0%

 $

 125,780,520

 (A.D.R.)

 American Depositary Receipt

 (G.D.R.)

 Global Depositary Receipt

 *

 Non-income producing security.

 (a)

 At November 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $126,472,338 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 418,102

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (3,937,055)

 Net unrealized gain

 $

 (3,518,953)

 (d)

 Distributions of investments by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

 United States

 39.5%

 United Kingdom

 12.1%

 Japan

 8.9%

 Canada

 5.3%

 People's Republic of China

 4.8%

 Australia

 4.0%

 Hong Kong

 3.5%

 Netherlands

 3.1%

 France

 3.0%

 Germany

 2.9%

 Indonesia

 2.4%

 Russia

 2.2%

 Singapore

 1.6%

 Switzerland

 1.5%

 Brazil

 1.0%

 Mexico

 1.0%

 Other (individually less than 1%)

 3.2%

 100.0%

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as level 1, fixed income securities and senior loans as Level 2 and securities using fair value methods (see Note 1A) are categorzied as Level 3.

 The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
60,093,544

$
58,117,664

$
952,003

$
119,163,211

 Corporate Bonds

-

1,036,181

-

1,036,181

 Foreign Government Bond

-

2,141,376

-

2,141,376

 Total

$
60,093,544

$
61,295,221

$
952,003

$
122,340,768

 Other Financial Instruments*

$
182,350

$
131,419

$
-

$
313,769

 * Other financial instruments include futures and foreign exchange contracts.

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Common Stocks

 Balance as of 8/31/11

$
141,625

 Realized gain (loss)1

-

 Change in unrealized appreciation (depreciation)2

810,378

 Net purchases (sales)

-

 Transfers in and out of Level 3

-

 Balance as of 11/30/11

$
952,003

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

 Net change in unrealized appreciation (depreciation) of investments still held as of 11/30/11

$
810,738

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust V

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 27, 2012

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date January 27, 2012

* Print the name and title of each signing officer under his or her signature.